Property and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property and equipment
Schedule of property and equipment

($ in thousands)	2021	2020
Leasehold improvements	2,620	2,600
Fixtures, fittings and equipment	3,024	2,787
Computer, hardware and software	287	287
Right of use asset (property leases)	15,163	15,209
Property and equipment	21,094	20,883
Accumulated depreciation	(8,025)	(5,658)
Property and equipment, net	13,069	15,225